Note 8 - Leases (Details) - Future Minimum Lease Payments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Future Minimum Lease Payments [Abstract]
2014	$ 41
2015	41
2016	41
2017	41
2018	41
2019 and thereafter	246
Total	$ 451